Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income (Loss)
Sales (note 21)	$ 72,524	$ 49,216	$ 56,842
Cost of sales	21,273	19,100	21,128
Gross profit	51,251	30,116	35,714
Selling, general and administrative expenses(including rent expenses incurred to related party of 2011 - $805, 2012 - $823, 2013 - $847) (note 12(b))	34,538	33,280	23,809
Recovery for doubtful accounts	(504)	(874)	(167)
Research and development expenses - (net of 2011- $686, 2012- $125, 2013- $nil in government research grants)	8,384	17,044	9,007
Loss on disposal and impairment of property, plant and equipment(note 6)	88	2,190	455
Government grants recognised in income		(373)	(764)
Total operating expenses	42,506	51,267	32,340
Operating income (loss)	8,745	(21,151)	3,374
Interest and financing expenses - (net of 2011-$596; 2012-$1,458; 2013- $65 in interest subsidies)	(3,031)	(775)	(384)
Interest income	2,168	2,370	1,397
Other income (expenses)	263	(77)	280
Income (loss)before income taxes and non-controlling interests	8,145	(19,633)	4,667
Income tax benefit (expense) (note 10)	2,225	884	(5,066)
Net income(loss)	10,370	(18,749)	(399)
Less: (income) loss attributable to non-controlling interests	(2,928)	3,896	(445)
Net income (loss) attributable to stockholders of Sinovac	7,442	(14,853)	(844)
Other comprehensive income(loss), net of tax of nil
Foreign currency translation adjustments	2,686	2,024	3,639
Total comprehensive income (loss)	13,056	(16,725)	3,240
Less: comprehensive (income) loss attributable to non-controlling interests	(3,244)	3,665	(973)
Comprehensive income (loss) attributable to stockholders of Sinovac	$ 9,812	$ (13,060)	$ 2,267
Basic and diluted earnings(loss) per share (note 20) (in dollars per share)	$ 0.13	$ (0.27)	$ (0.02)
Weighted average number of shares of common stock outstanding
- Basic (in shares)	55,301,276	54,926,440	54,608,919
- Diluted (in shares)	55,802,338	54,926,440	54,608,919